Annual Operating Expenses - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund
	Jan. 29, 2025
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.63%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.